Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,300,000
Previously Paid Amount	0.00
Total Fee Amount	455.73
Total Offset Amount	0.00
Net Fee	455.73
Narrative - Max Aggregate Offering Price	$ 3,300,000
Final Prospectus	true